Leases - Lessee Leases - Amounts recognised in consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable	£ (44)
Depreciation	(224)
Rental expense on short term leases	(4)
Income from subleasing right-of-use assets	9
Rental expense in respect of operating leases in 2018			£ 233
Operating lease asset	1,162
Additions to right of use assets	135
Lease liabilities	(1,823)	£ (1,876)
Total cash outflow for leases	222
Impairment of right of use assets	86
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease asset	23
Accumulated depreciation	£ 5